SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - agreements		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2015
Disclosure of information about consolidated structured entities [line items]
Number of metal purchase agreements				3
Minimum
Disclosure of information about consolidated structured entities [line items]
Useful life measured as period of time, property, plant and equipment		2 years
Maximum
Disclosure of information about consolidated structured entities [line items]
Useful life measured as period of time, property, plant and equipment		30 years
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		56.70%	56.70%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%